Share Capital (Information) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [Line Items]
Average cost shares repurchased for cancellation		$ 74.73	$ 84.34
Dividends paid, ordinary shares		$ 1,050,000,000	$ 1,019,000,000
Dividend Declared Per Share		$ 0.54
Common shares, debt and other securities authorized for issuance		$ 5,000,000,000
Dividend Recognised as Distributions to Owners		$ 2.12	$ 1.92
Increase Decrease In Number Of Shares Outstanding		13,378,189	53,312,559
Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Increase Decrease In Number Of Shares Outstanding		(13,378,189)	(53,312,559)
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 1,050,000,000	$ 1,019,000,000
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased				5.00%
Maximum Number Of Common Shares Repurchased For Cancellation				28,468,448
Increase Decrease In Number Of Shares Outstanding				22,186,395
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased			10.00%
Maximum Number Of Common Shares Repurchased For Cancellation			55,111,110
Increase Decrease In Number Of Shares Outstanding			55,111,110
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased		5.00%
Maximum Number Of Common Shares Repurchased For Cancellation		24,962,194
Increase Decrease In Number Of Shares Outstanding		5,375,397
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ (1,050,000,000)	$ (1,019,000,000)
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased	5.00%
Maximum Number Of Common Shares Repurchased For Cancellation	24,728,159
Increase Decrease In Number Of Shares Outstanding	0
Dividend declared [Member]
Disclosure of classes of share capital [Line Items]
Dividends Proposed or Declared Before Financial Statements Authorised for Issue	$ 265,000,000
Expiry Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase				February 28, 2022
Expiry Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			February 7, 2023
Expiry Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		February 29, 2024
Expiry Date [Member] | Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase	February 28, 2025
Commencement Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase				March 1, 2021
Commencement Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			March 1, 2022
Commencement Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		March 1, 2023
Commencement Date [Member] | Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase	March 1, 2024